Vanguard Mid-Cap Value Index Fund Expense Example - ETF Prospectus [Member] - Vanguard Mid-Cap Value Index Fund - ETF Shares	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	$ 64